SIGNIFICANT ACCOUNTING POLICIES - Exchange Rates (Details)	Sep. 30, 2019	Sep. 30, 2018	Aug. 15, 2018	Sep. 30, 2017
SIGNIFICANT ACCOUNTING POLICIES
Period Ended RMB: USD exchange rate	7.1477	6.8680	0.144238	6.6545
Period Average RMB: USB exchange rate	6.8753	6.5368		6.8126